Stockholders' Equity - Schedule of Warrant Activity (Details) - shares	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Equity [Abstract]
Outstanding, beginning balance	5,035,156	849,012
Issued	20,376,219	4,652,312
Exercised	(2,898,670)	(413,332)
Expired	(15,456,279)	(52,836)
Outstanding, ending balance	7,056,426	5,035,156